Other Operating Income (Expenses), Net (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Component of Operating Other Cost and Expense [Line Items]
Loss on disposal or sale of fixed assets	¥ (2,064)	[1]	¥ (2,487)	[1]	¥ (1,553)	[1]
Other	797	[1]	1,979	[1]	(7,780)	[1]
Earthquake
Component of Operating Other Cost and Expense [Line Items]
Loss on disposal or sale of fixed assets					73
Other					¥ 2,787

[1]	For the fiscal year ended March 31, 2011, Loss on disposal or sale of fixed assets and Other included losses of ¥73 million, ¥2,787 million respectively resulted from the Great East Japan Earthquake.